Accounts Receivable, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Bad debt expenses	$ 10,359		$ 3,288